Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
30.	FAIR VALUE MEASUREMENTS

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Cash equivalents, fixed rate time deposits and bonds payable are classified within Level 1 because they are valued by using quoted market prices.

Floating rate principal unguaranteed investments and fixed rate principal guaranteed investments are classified within Level 2 because the underlying assets values within these investments are directly observable in the marketplace.

The mandatorily redeemable noncontrolling interests (Note 1(c)), the contingent considerations for the acquired businesses (Note 4), the share-settled bonuses, liability classified RSU and long term investments are classified within Level 3. The fair value of the noncontrolling interest was estimated using the income approach based on the discounted cash flows (“DCF”) model, with adjustments for the lack of control and lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interests in the Consolidated VIE. The contingent considerations are based on the achievement of certain financial targets in accordance with the sales and purchase agreements for the various periods, as well as other non-financial measures. The revenue and net profit targets were calculated based on the DCF model. The DCF model involves applying appropriate discount rates to estimated cash flow forecasts that are based on forecasts of revenue and costs. Estimation of future cash flows requires the Company to make complex and subjective judgments regarding the acquired businesses’ projected financial and operating results, unique business risks, limited operating histories and future prospects. The acquired businesses’ revenue forecasts were based on expected annual growth rates which were derived from a combination of our historical experience and industry trends. The fair value of the share-settled bonuses was estimated using the performance bonuses that the Company estimates to be settled in shares and the observable market prices of the underlying ADSs of the Company.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2015
	RMB	RMB	RMB	RMB
Cash equivalents:
- Fixed rate time deposits	771,723	—	—	771,723

Held-to-maturity short-term investments:
- Floating rate principal unguaranteed investments	—	102,300	—	102,300

Long-term investments:
- Available-for-sale investments	—	—	2,597	2,597

Assets	771,723	102,300	2,597	876,620

Long-term borrowings:
- Bonds payable	2,193,744	—	—	2,193,744

Other liabilities:
- Share-settled bonuses	—	—	41,352	41,352
- Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000

Amounts due to related parties:
- Contingent consideration payables in relation to the acquisition of subsidiaries	—	—	372,256	372,256

Liabilities	2,193,744	—	513,608	2,707,352

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2016
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Fixed rate time deposits	588,589	—	—	588,589	84,774

Held-to-maturity short-term investments:
- Fixed rate time deposits	277,946	—	—	277,946	40,033

Long-term investments
- Available-for-sale investments	—	—	7,921	7,921	1,141

Assets	866,535	—	7,921	874,456	125,948

Long-term borrowings:
- Bonds payable	418,497	—	—	418,497	60,276

Other liabilities:
- Share-settled bonuses	—	—	37,526	37,526	5,405
- Liability classified RSU			34,612	34,612	4,985

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	65,797	65,797	9,477

Liabilities	418,497	—	137,935	556,432	80,143

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payables
RMB
Fair value at January 1, 2015	548,017
Changes in the fair value	43,325
Payment of cash consideration	(4,543)
Reclassification to equity upon resolution of contingencies	(214,543)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2015	372,256

Changes in the fair value	(93,307)
Payment of cash consideration	(2,617)
Reclassification to equity upon resolution of contingencies	(210,535)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2016	65,797

Fair value at December 31, 2016 (US$)	9,477

Share-settled bonuses
RMB
Fair value at January 1, 2015	14,913
Increase in bonuses settled in shares during 2015	41,146
Changes in the fair value	5,683
Reclassification to equity	(19,072)
Reclassification to “Accrued expenses and other payables-Others”	(1,318)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2015	41,352

Increase in bonuses settled in shares during 2016	37,678
Changes in the fair value	(5,319)
Reclassification to equity	(15,890)
Reclassification to “Accrued expenses and other payables-Others”	—
Bonuses settled in cash during 2016	(20,295)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2016	37,526

Fair value at December 31, 2016 (US$)	5,405

Liability classified RSU
RMB
Fair value at January 1, 2016	—
Increase in liability classified RSU	36,834
Reclassification to equity	(2,222)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2016	34,612

Fair value at December 31, 2016 (US$)	4,985

Mandatorily redeemable noncontrolling interests in Asia Cloud Investment
RMB
Fair value at January 1, 2016	100,000
Changes in the fair value	—
Transfers in and/or out of Level 3 (Note 1(c))	(100,000)

Fair value at December 31, 2016	—

Fair value at December 31, 2016 (US$)	—

Changes in the fair value of the contingent purchase consideration payables will be recorded in the consolidated financial statements of operations. The Company’s valuation techniques used to measure the fair value of the contingent consideration payable were derived from management’s assumptions of estimations as discussed above.